Project Ripon
November 2016
Missing Documents Summary

Exception Category	Exception Code	Exception Description	#
Missing Documents	MISS.21	Application Missing - Known	8
	MISS.22	Offer Missing - Known	5
	MISS.24	Valuation Missing - Known	46
	MISS.25	KYC Missing - Known	52
	MISS.27	Evidence of Income missing - Known	1
	MISS.28	CoT Missing / Request for funds - Known	2
	MISS.29	All documents missing - Known	25
	MISS.33	Further advance documents missing - Known	36
	MISS.34	Signed Personal Guarantee(s) - Known	15
	MISS.35	Missing Documents - Known - With a 3rd Party	1
Total			191

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